SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2018
SHARE-BASED COMPENSATION.
Schedule of share-based compensation expense, which is a noncash charge, included in the consolidated statements of operations

	Thousands of Yen
	2016	2017	2018
Cost of revenue	¥26,818	¥24,758	¥20,883
Selling, general and administrative expenses	51,593	28,274	52,963
Pre-tax share-based compensation expense	78,411	53,032	73,846
Income tax benefit	(8,471)	―	(8,762)
Total share-based compensation expense, net of tax
	¥69,940	¥53,032	¥65,084

Schedule of weighted-average assumptions used in estimating the fair value of options granted

	2016	2017	2018
Expected life of stock option (years)	4.2	4.2	4.7
Expected volatility	97.1%	71.9%	67.8%
Risk-free interest rate	0.1%	0.2%	-0.1%
Expected dividend yield	0.3%	0.2%	0.1%

Schedule of weighted-average grant-date fair value per option

	Thousands of Yen
	2016	2017	2018
Weighted-average grant-date fair value per option to purchase one share	¥600	¥373	¥397

Summary of stock option activity

			Weighted-average	Aggregate
			remaining	intrinsic value
		Weighted-average	contractual term	(Thousands of
	Shares	exercise price	(in years)	Yen)
Outstanding―March 31, 2017	895,000	¥729	3.3	¥117,016
Granted	1,099,400	736
Exercised	(108,000)	287
Forfeited	(421,300)	782
Expired	―	―
Outstanding—March 31, 2018	1,465,100	¥771	3.8	¥285,816
Vested and expected to vest ― March 31, 2018	1,465,100	¥771	3.8	¥285,816
Exercisable—March 31, 2018	404,000	¥565	1.4	¥128,211

Summary of status of the Company's nonvested stock options and their weighted-average grant date fair value

		Weighted-Average
		Grant Date Fair
	Shares	Value
Nonvested—April 1, 2017	519,000	¥424
Granted	1,099,400	397
Vested	(136,000)	293
Forfeited	(421,300)	412
Outstanding—March 31, 2018	1,061,100	¥418